                                                         SEC File Nos. 002-86082
                                                                    811-03833-01



                          MAINSTAY VP SERIES FUND, INC.

                        MAINSTAY VP BASIC VALUE PORTFOLIO

                Supplement dated October 31, 2006 ("Supplement") to the Prospectus dated May 1, 2006 ("Prospectus"), as supplemented July 5, 2006 and August 23, 2006


         This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. (the "Fund") regarding the MainStay VP Basic Value Portfolio (the "Portfolio"), a series of the Fund. You may obtain copies of the Prospectus and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.



         1. Effective July 1, 2006, the Portfolio has added the S&P 500 Index(R) ("Index") as its secondary benchmark index. The Portfolio added this Index because it believes it is also an appropriate benchmark to measure performance. The Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. The Index's average annual total returns for the period ended December 31, 2005, as detailed below, assume the reinvestment of all income and capital gain distributions. You cannot invest directly in an index. There is no change to the Portfolio's primary benchmark index, the S&P 500/Citigroup Value Index.

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05

                                                                               SINCE INCEPTION
                                        1 YEAR               5 YEARS                5/1/98
                                        ------               -------           ---------------
S&P 500(R) INDEX                          4.91%                 0.54%                     3.09%


         2. At a Special Meeting of Shareholders held on September 28, 2006, shareholders approved a new subadvisory agreement between New York Life Investment Management LLC and Institutional Capital LLC with respect to the Portfolio.

         3. Effective November 10, 2006, the name of the MainStay VP Basic Value Portfolio will change to the MainStay VP ICAP Select Equity Portfolio.



             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                                                         SEC File Nos. 002-86082
                                                                    811-03833-01

                          MAINSTAY VP SERIES FUND, INC.

                Supplement dated October 31, 2006 ("Supplement")
                                     to the
 Statement of Additional Information for Initial Class shares dated May 1, 2006,
      ("Initial Class SAI"), as supplemented July 5, 2006 and July 21, 2006 and Statement of Additional Information for Service Class shares dated
               May 1, 2006, ("Service Class SAI"), as supplemented
                         July 5, 2006 and July 21, 2006

     This Supplement updates certain information contained in the above-dated Statements of Additional Information for MainStay VP Series Fund, Inc. ("Fund"). You may obtain copies of the Prospectus and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.


1. Delete the sections titled "Lending of Portfolio Securities" on page 37 of the Initial Class SAI and page 35 of the Service Class SAI, and replace with the following:

    Lending of Portfolio Securities

          A Portfolio may seek to increase its income by lending portfolio securities to certain broker-dealers and institutions, to the extent permitted by the 1940 Act, as modified or interpreted by regulatory authorities having jurisdiction, from time to time, in accordance with procedures adopted by the Board. Under present regulatory policies, such loans would be required to be secured continuously by collateral in cash or U.S. government securities maintained on a current basis at an amount at least equal to 100% of the current market value of the securities loaned. The Portfolio would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Portfolio would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The Fund, on behalf of certain of the Portfolios, has entered into an agency agreement with Investors Bank & Trust Company, which acts as the Portfolios' agent in making loans of portfolio securities, and short-term money market investments of the cash collateral received, subject to the supervision and control of the Manager or Subadvisor, as the case may be.

          As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Portfolio. The borrower would be liable for the shortage, but recovery by the Portfolio cannot be assured. However, the loans would be made only to firms deemed by the Manager or Subadvisor to be creditworthy and approved by the Board, and when, in the judgment of the Manager or Subadvisor, the consideration that can be earned currently from securities loans of this type, justifies the attendant risk. If the Manager or Subadvisor, as the case may be, determines to make securities loans, it is intended that the value of the securities loaned will not exceed the current level permitted under the 1940 Act.

          Subject to exemptive relief granted to the Portfolios from certain provisions of the 1940 Act, the Portfolios, subject to certain conditions and limitations, are permitted to invest cash collateral and uninvested cash in one or more money market Portfolios that are affiliated with the Portfolios.

2. Delete any and all references to Gary E. Wendlandt in the Initial and Service Class SAIs.

3. Delete the reference to Brian A. Murdock under the section titled "Officers (Who Are Not Directors)" on page 60 of the Initial Class SAI and page 57 of the Service Class SAI, and include the following under the section titled "Interested Directors" on page 59 of the Initial Class SAI and page 56 of the Service Class SAI:



-----------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                                                             Portfolios
                                        Term of                                               in Fund
                       Position(s)    Office and                                              Complex           Other
  Name and Date of    Held With the    Length of     Principal Occupation(s) During Past    Overseen by     Directorships
       Birth              Fund          Service                  Five Years                   Director     Held by Director
-----------------------------------------------------------------------------------------------------------------------------

Brian A. Murdock      Chairman and    Indefinite;  Member of the Board of Managers and           65       Chairman and
DOB:  3/14/56         Chief           Director     President (since May 2004) and Chief                   Trustee, The
                      Executive       and          Executive Officer (since July 2006),                   MainStay Funds;
                      Officer         Chairman     New York Life Investment Management                    Chairman and
                                      since        LLC; Member of the Board of Managers                   Director, ICAP
                                      September    and President (since May 2004) and                     Funds, Inc.
                                      2006;        Chief Executive Officer (since July
                                      Chief        2006), New York Life Investment
                                      Executive    Management Holdings LLC; Senior Vice
                                      Officer      President, New York Life Insurance
                                      since July   Company (since May 2004); Chairman of
                                      2006         the Board and President,
                                                   NYLIFE Distributors LLC
                                                   (since May 2004); Member of
                                                   the Board of Managers,
                                                   Madison Capital Funding LLC
                                                   (since August 2004); Member
                                                   of the Board of Managers,
                                                   NYLCAP Manager LLC (since
                                                   October 2004); Chief
                                                   Executive Officer, Eclipse
                                                   Funds, Eclipse Funds Inc. and
                                                   The MainStay Funds (since
                                                   July 2006); Chief Operating
                                                   Officer, Merrill Lynch
                                                   Investment Managers (2003 to
                                                   2004); Chief Investment
                                                   Officer, MLIM Europe and Asia
                                                   (2001 to 2003); President of
                                                   Merrill Japan and Chairman of
                                                   MLIM's Pacific Region (1999
                                                   to 2001).
-----------------------------------------------------------------------------------------------------------------------------


4. Delete the information given for Robert A. Anselmi in the section titled "Officers (Who Are Not Directors)" on page 60 of the Initial Class SAI and page 57 of the Service Class SAI, and replace with the following:


-----------------------------------------------------------------------------------------------------------------------

                                          Term of
                         Position(s)    Office and
                          Held With      Length of
Name and Date of Birth    the Fund        Service              Principal Occupation(s) During Past Five Years
-----------------------------------------------------------------------------------------------------------------------

Robert A. Anselmi       Chief Legal    Indefinite;           Senior Managing Director, General Counsel and Secretary, New
DOB: 10/19/46           Officer        Chief Legal           York Life Investment Management LLC (including predecessor
                                       Officer since         advisory organizations); General Counsel and Secretary,
                                       2004;                 York Life Investment Management Holdings LLC; Senior Vice President,
                                       Secretary, 2001       New York Life Insurance Company; McMorgan & Company LLC; Secretary,
                                       to 2004               NYLIM Service Company LLC, NYLCAP Manager LLC, and Madison Capital
                                                             Funding LLC; Chief Legal Officer, Eclipse Funds, Eclipse Funds Inc.,
                                                             and MainStay VP Series Fund, Inc.; Managing Director and Senior
                                                             Counsel, Lehman Brothers Inc. (October 1998 to December 1999);
                                                             General Counsel and Managing Director, JP Morgan Investment
                                                             Management Inc. (1986 to September 1998).
------------------------------------------------------------------------------------------------------------------------


5. Replace the third, fourth and fifth paragraphs on page 63 of the Initial Class SAI and on page 60 of the Service Class SAI with the following:

          The purpose of the Dividend Committee is to calculate the dividends authorized by the Board and to set record and payment dates. The members of the Dividend Committee are Alan J. Kirshenbaum and Arphiela Arizmendi. There were no Dividend Committee meetings held during the fiscal year ended December 31, 2005.

          The purpose of the Valuation Committee is to oversee the implementation of the valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Committee reviews each action taken by the Valuation Subcommittee within a calendar quarter of the occurrence. The members of the Valuation Committee, on which one or more Directors may serve, include:
     Arphiela Arizmendi, Jill Feinberg, Daniel Herrick, Alan J. Kirshenbaum, Alison H. Micucci, Marguerite E. H. Morrison, Roman L. Weil, John A. Weisser, Jr., and Jae S. Yoon. There were four Valuation Committee meetings held during 2005.

          The purpose of the Valuation Subcommittee is to establish pursuant to the Fund's valuation procedures, prices of securities for which market quotations are not readily available or the prices of which are not often readily determinable pursuant to the Portfolios' valuation procedures. Meetings of the Subcommittee are held on an as needed basis and are held in person or by telephone conference call. The Subcommittee may also take action via electronic mail in lieu of a meeting pursuant to the guidelines set forth in the valuation procedures. The members of the Valuation Subcommittee, on which one or more Directors may serve, include: Ravi Akhoury, Arphiela Arizmendi, Alan J. Kirshenbaum, Alison H. Micucci, Marguerite E. H. Morrison, and Jae S. Yoon. The Valuation Subcommittee held no in person or telephonic meetings during 2005.



            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE